Annual Operating Expenses {- Fidelity Advisor® Equity Value Fund} - 11.30 Fidelity Advisor Equity Value Fund - AMCIZ PRO-11 - Fidelity Advisor® Equity Value Fund	Jan. 29, 2021
Fidelity Advisor Equity Value Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.48%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.38%
Total annual operating expenses	1.11%
Fidelity Advisor Equity Value Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.48%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.39%
Total annual operating expenses	1.37%
Fidelity Advisor Equity Value Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.48%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.43%
Total annual operating expenses	1.91%
Fidelity Advisor Equity Value Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.29%
Total annual operating expenses	0.77%
Fidelity Advisor Equity Value Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.70%